ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] Series A [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Series A [Member] CNY	Dec. 31, 2011 Parent Company [Member] Series A [Member] CNY	Dec. 31, 2010 Parent Company [Member] Series A [Member] CNY	Dec. 31, 2012 Parent Company [Member] Series B [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Series B [Member] CNY	Dec. 31, 2011 Parent Company [Member] Series B [Member] CNY	Dec. 31, 2010 Parent Company [Member] Series B [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723
Cost of revenues	(732,336,774)	(4,562,531,334)	(6,235,100,290)	(3,297,468,914)
Gross profit	37,276,627	232,237,115	1,149,851,154	1,357,385,809
Total operating expenses	(235,264,976)	(1,465,724,319)	(833,965,456)	(367,463,517)	(1,357,838)	(8,459,461)	(7,319,613)	(5,867,589)
Income/(loss) from operations	(197,988,349)	(1,233,487,204)	315,885,698	989,922,292	(1,357,838)	(8,459,461)	(7,319,613)	(5,867,589)
Convertible senior notes issuance costs			(30,154,071)				(24,463,052)
Equity in losses of affiliated companies	(2,615)	(16,291)			(225,647,722)	(1,405,807,872)	26,457,224	884,060,266
Interest expenses, net	(35,588,483)	(221,719,806)	(182,502,237)	(64,268,374)	(4,982,847)	(31,043,624)	(19,844,874)	1,342
Exchange gain/(loss)	(5,854,271)	(36,472,691)	(138,994,253)	(10,143,414)	7,964	49,615	(1,204,936)	291,950
Other expense							(29,637)	(3,332,320)
Change in fair value of embedded derivative								54,938
Change in fair value of capped call option					(15,595,372)	(97,160,726)	299,747,707
Income/(loss) before income taxes	(249,228,323)	(1,552,717,375)	354,398,624	1,028,003,621	(247,575,815)	(1,542,422,068)	273,342,819	881,873,227
Income tax (expense)/benefit	1,431,381	8,917,648	(81,072,742)	(146,130,394)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	(247,575,813)	(1,542,422,068)	273,342,819	881,873,227	(247,575,815)	(1,542,422,068)	273,342,819	881,873,227
Redeemable Convertible Preferred Shares accretion												(13,433,242)				(17,479,734)
Allocation to preferred shareholders				(15,156,606)				(15,156,606)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (247,575,813)	(1,542,422,068)	273,342,819	835,803,645	$ (247,575,815)	(1,542,422,068)	273,342,819	835,803,645